Annual Fund Operating Expenses - Carillon Scout International Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.36%
Fee Waiver or Reimbursement	(0.11%)	[2]
Net Expenses (as a percentage of Assets)	1.25%	[3]
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	2.15%
Fee Waiver or Reimbursement	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	2.00%	[3]
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	0.95%	[3]
Class R-3
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.91%
Expenses (as a percentage of Assets)	2.11%
Fee Waiver or Reimbursement	(0.61%)	[2]
Net Expenses (as a percentage of Assets)	1.50%	[3]
Class R-5
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.89%
Expenses (as a percentage of Assets)	1.59%
Fee Waiver or Reimbursement	(0.64%)	[2]
Net Expenses (as a percentage of Assets)	0.95%	[3]
Class R-6
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	0.85%	[3]
Class Y
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.14%
Expenses (as a percentage of Assets)	2.09%
Fee Waiver or Reimbursement	(0.84%)	[2]
Net Expenses (as a percentage of Assets)	1.25%	[3]

[1]	Management Fees have been restated to reflect a reduction in the contractual investment advisory fee rate and subadvisory fee rate that became effective on March 1, 2021.
[2]	Carillon Tower Advisers, Inc. (“Carillon”) has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class’ average daily net assets through February 28, 2022 as follows: Class A – 1.25%, Class C – 2.00%, Class I – 0.95%, Class Y – 1.25%, Class R-3 – 1.50%, Class R-5 – 0.95%, and Class R-6 – 0.85%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies (acquired fund fees and expenses), dividends, and extraordinary expenses. The contractual fee waiver can be changed only with the approval of a majority of the fund’s Board of Trustees. Any reimbursement of fund expenses or reduction in Carillon’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then-current expense cap or the expense cap in effect at the time of the fee reimbursement.
[3]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for each share class do not correlate to the ratios to average net assets, with expenses waived/recovered, provided in the fund’s financial highlights table, which reflects the fund’s expenses, including its fee waiver and/or expense reimbursement agreement in effect through February 28, 2021. The Annual Fund Operating Expenses table reflects the new fee waiver and/or expense reimbursement agreement that was approved by the fund’s Board of Trustees effective through February 28, 2022, which differs from the prior agreement.